Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	10 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	1 year